Note 12 - Ontario Interactive Digital Media Tax Credit (Details Textual)	3 Months Ended
Mar. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Ontario Interactive Digital Media Tax Credit	$ 904,940